Equity and Other Equity Items - Schedule of Shares Activity (Details) - shares shares in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Equity [abstract]
Authorized shares as of the beginning of the year		3,500,000	3,500,000
Shares issued:
At the beginning of the year	1,582,419	1,582,296
Exercise of stock options	12	123
Issuance of shares	8,519	0
As of the end of the year	1,590,950	1,582,419